PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL - Indefinite-lived Intangible Assets (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangibles	$ 977,152,000	$ 960,966,000
Minimum
Indefinite-lived Intangible Assets [Line Items]
Leases initial terms	10 years
Maximum
Indefinite-lived Intangible Assets [Line Items]
Leases initial terms	20 years
International
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangibles	$ 0